Guarantee Deposits (Tables)	12 Months Ended
Dec. 31, 2022
Guarantee Deposits [Abstract]
Schedule of Guarantee Deposit	As of December 31, 2022 and 2021, Guarantee deposit consisted of the following:
	December 31, 2022	December 31, 2021
Guarantee deposits	8,409,210	9,101,466
	$8,409,210	$9,101,466